9. RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recoverable Taxes Line Items
Provision for losses	R$ (176,703)	R$ (175,925)	R$ (169,532)
Current tax assets	5,643,279	3,702,936
Current	473,732	560,389
Non-current	5,169,547	3,142,547
Provision for losses	(9,029)	(9,029)
Current tax assets	421,749	513,729
Current	152,486	506,483
Non-current	269,263	7,246
ICMS ("State VAT") [Member]
Recoverable Taxes Line Items
Current tax assets	1,635,664	1,632,110
Provision for losses	(141,193)	(140,970)	(122,892)
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
Recoverable Taxes Line Items
Current tax assets	2,990,313	946,399
Provision for losses	(16,922)	(17,418)	(19,717)
IPI ("Federal VAT") [Member]
Recoverable Taxes Line Items
Current tax assets	848,865	836,676
Provision for losses	(3,818)	(13,562)
INSS ("Brazilian Social Security") [Member]
Recoverable Taxes Line Items
Current tax assets	255,967	307,897
Other [Member]
Recoverable Taxes Line Items
Current tax assets	80,144	155,779
Provision for losses	(5,741)	(3,975)	R$ (4,332)
Income and social contribution tax [Member]
Recoverable Taxes Line Items
Provision for losses	(9,029)	(9,029)
Current tax assets	R$ 430,778	R$ 522,758